Submission	Jul. 16, 2026
Submission [Line Items]
Central Index Key	0001921865
Registrant Name	ASP Isotopes Inc.
Form Type	S-3ASR
Submission Type	S-3ASR
Fee Exhibit Type	EX-FILING FEES
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A